Financial Risk Factors and Risk Management - Liquidity Risk Management (Details) € in Millions		12 Months Ended
	Nov. 20, 2017 EUR (€) item	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
FINANCIAL RISK MANAGEMENT
Available lines of credit		€ 445	€ 510
Syndicated credit facility agreement
FINANCIAL RISK MANAGEMENT
Maximum borrowing capacity	€ 2,500
Initial term	5 years
Number of optional extensions | item	2
Period for each option extension	1 year
Additional extended term		1 year
Interest rate basis	EURIBOR or LIBOR
Interest rate (as a percent)	0.17%
Commitment fee (as a percent)	0.0595%
Acquisition facility | Qualtrics
FINANCIAL RISK MANAGEMENT
Maximum borrowing capacity		€ 2,500
Initial term		3 years